Intangible Assets - Amortization Expense (Table) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
INTANGIBLE ASSETS [Abstract]
Favorable lease terms	$ (1,016)	$ (5,275)	$ (2,032)	$ (8,446)
Total	$ (1,016)	$ (5,275)	$ (2,032)	$ (8,446)